Snow Capital Small Cap Value Fund (Prospectus Summary) | Snow Capital Small Cap Value Fund
Snow Capital Small Cap Value Fund
Investment Objective.
The investment objective of the Snow Capital Small Cap Value Fund (the "Small Cap Value Fund" or the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information -
Choosing a Share Class - Sales Charge on Class A Shares" on page 19 of the
Prospectus and under "Sales Charges; Sales Charge Reductions and Waivers - Sales
Charge on Class A Shares" on page 43 of the Statement of Additional Information
(the "SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Small Cap Value Fund	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	none	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Small Cap Value Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.17%	2.17%	2.17%
Total Annual Fund Operating Expenses		3.67%	4.42%	3.42%
Less: Fee Waiver/Expense Reimbursement	[1]	(1.67%)	(1.67%)	(1.67%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	2.00%	2.75%	1.75%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 2.00%, 2.75% and 1.75% of the Fund's average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least November 8, 2013, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through November 8, 2013.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Snow Capital Small Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	717	1,335	2,089	4,063
Class C Shares	378	1,076	2,006	4,379
Institutional Class Shares	178	780	1,529	3,507

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Snow Capital Small Cap Value Fund Class C Shares	278	1,076	2,006	4,379

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77.25% of the average value of its portfolio.
Principal Investment Strategies.
To achieve its investment objective, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations between $100 million and $3 billion ("small-cap companies").
The Fund's investments in equity securities may include common and preferred stocks, convertible securities, and shares of other investment companies and exchange-traded funds ("ETFs") that invest in equity securities of small-cap companies.

In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities,including investments in emerging markets.

The Adviser selects equity securities for the Fund using a bottom-up approach that seeks to identify small-cap companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Fund's portfolio typically consists of 40 to 60 equity securities that are weighted according to the Adviser's projected return expectations. The Adviser's disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of economic classifications and sectors. In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

An important component of the Adviser's investment process is an intense focus on a company's balance sheet and cash flow statement. The Adviser's analysis of balance sheets and cash flow statements is centered on determining whether a company can sustain itself through the problems that have caused its equity valuation to fall and subsequently brought the company's stock to the Adviser's attention. The Adviser generally attempts to purchase equities for the Fund's portfolio after an event in which the company's equity valuation has fallen and business conditions are unfavorable, if not at or near a cyclical bottom. This is done in conjunction with extensive research to confirm the Adviser's opinion that a company can survive the near-term problems. While the Adviser's analysis does not eliminate the occurrence of short-term equity valuation volatility, the
Adviser believes that this process provides for a reasonable level of capital protection.
Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Fund are:

o Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

o Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

o Shares of Other Investment Companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

o Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

o Foreign Securities and Emerging Markets Risks. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o U.S. Government and U.S. Agency Obligations Risk. The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.
Performance.
The performance information demonstrates the risks of investing in the Small Cap
Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 877-SNOWFND (877-766-9363).
Institutional Class Shares Calendar Year Returns as of December 31, 2011	[1]

The Fund's calendar year to date return as of March 31, 2012 was 15.39%. During the period shown in the bar chart, the best performance for a quarter was 17.39%
(for the quarter ended March 31, 2011). The worst performance was -25.75% (for the quarter ended September 30, 2011).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Snow Capital Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A Shares Return Before Taxes	(4.64%)	3.09%	Nov. 30, 2010
Class C Shares	Class C Shares Return Before Taxes	(1.14%)	7.53%	Nov. 30, 2010
Institutional Class Shares	Institutional Class Shares Return Before Taxes	0.87%	8.58%	Nov. 30, 2010
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	0.71%	8.43%	Nov. 30, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	0.57%	7.21%	Nov. 30, 2010
Russell 2000® Value Total Return Index	Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	2.16%	Nov. 30, 2010

After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). "Return After Taxes on Distributions" shows the effect of taxable distributions (distributions of net investment income and net capital gain) but assumes that Fund shares are still held at the end of the period. The after-tax returns are shown only for the Institutional Class shares. The after-tax returns for the Class A and Class
C shares will vary.

[1]	The returns shown in the bar chart are for Institutional Class shares. The performance of Class A and Class C shares will differ due to differences in expenses.